CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 54,639	$ 107,495	$ 127,869
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges	62,010	55,278	53,083
Amortization of financing costs	379	278	263
Amortization of free lubricants benefit	(180)	(115)	(171)
Compensation cost on restricted stock	8,645	8,095	7,482
Actuarial gain / (loss)	306	(96)	(82)
Change in fair value of derivative instruments	(36)	39	804
Income / (loss) from investment in Diana Containerships Inc., net of dividends receivable	2,273	(707)	0
(Increase) / Decrease in:
Receivables	(1,022)	(5,982)	(284)
Due from a related party	(350)	24	0
Inventories	(467)	(737)	(1,237)
Prepaid expenses and other assets	(2,514)	(1,404)	(686)
Prepaid charter revenue	3,056	3,050	3,048
Increase / (Decrease) in:
Accounts payable	(134)	1,833	1,231
Due to related parties	38	(53)	70
Accrued liabilities	533	297	1,355
Deferred revenue	(5,309)	(9,489)	(11,474)
Other liabilities	99	(489)	402
Drydock costs	(2,080)	(3,087)	(3,381)
Net Cash provided by Operating Activities	119,886	154,230	178,292
Cash Flows used in Investing Activities:
Payments for vessel acquisitions and construction	(171,195)	(58,284)	(238,189)
Cash disposed off upon partial spin-off of Diana Containerships Inc.	0	(12,024)	0
Acquisition of additional interest in Diana Containerships Inc.	0	(20,000)	0
Cash dividends from investment in Diana Containerships Inc.	2,835	100	0
Investments in time deposits	0	0	7,690
Payments for property and equipment	(1,553)	(220)	(21,814)
Net Cash used in Investing Activities	(169,913)	(90,428)	(252,313)
Cash Flows from Financing Activities:
Proceeds from long-term debt	118,550	15,000	138,510
Contributions from non-controlling shareholders	0	0	35,281
Proceeds from dividend reinvestment	0	20	56
Payments for repurchase of common stock	(6,044)	(1,187)	0
Financing costs	(557)	(45)	(1,020)
Loan payments	(31,972)	(6,330)	(35,830)
Net Cash provided by Financing Activities	79,977	7,458	136,997
Net increase in cash and cash equivalents	29,950	71,260	62,976
Cash and cash equivalents at beginning of the year	416,674	345,414	282,438
Cash and cash equivalents at end of the year	446,624	416,674	345,414
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 6,709	$ 4,630	$ 4,673